Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities Parenthetical (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	[1]	27.32%	27.33%	27.28%
Amendment of tax law 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		26.50%

[1]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2020, 2021 and 2022.